Trade and Other Receivables, Net - Schedule of Trade and Other Receivables, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade receivables from customers		$ 67.2	$ 71.2
Interest receivable from invested customer trust funds		1.7	0.5
Other		3.7	5.3
Total gross receivables		72.6	77.0
Less: reserve for sales adjustments		(4.7)	(4.1)
Less: allowance for doubtful accounts		(1.3)	(1.8)
Trade and other receivables, net	$ 62.6	$ 66.6	$ 71.1